Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Finite-Lived Intangible Assets Acquired
The Company acquired the following definite-lived intangible assets during 2017 with the acquisition of Optimal Research:

	Acquired Intangible Assets	Weighted-Average Amortization Period (in years)
Customer relationships	$5,300	15
Backlog	120	2
Investigator network	1,800	8
Know-how/processes	4,800	10
Total	$12,020	12
The Company acquired the following provisional definite-lived intangible assets during 2019 with the acquisition of Synarc:

	Acquired Intangible Assets	Weighted-Average Amortization Period (in years)
Customer relationships	$2,000	15
Know-how/processes	1,800	8
Investigator network	1,900	8
Trade names	1,400	10
Total	$7,100	10
The Company acquired the following provisional definite-lived intangible assets during 2019 with the acquisition of Medimix:

	Acquired Intangible Assets	Weighted-Average Amortization Period (in years)
Customer relationships	$7,500	13
Trade names	900	10
Technology/intellectual property	5,100	8
Total	$13,500	11

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the provisional consideration and the fair values of identifiable assets acquired and liabilities assumed at the acquisition date:

Purchase price	$45,187

Identifiable assets acquired:
Cash and cash equivalents	$6,003
Accounts receivable and unbilled services, net	23,143
Prepaid expenses and other current assets	3,817
Property and equipment	19,273
Intangible assets	7,100
Other assets	5,403
Operating lease right-of-use assets	1,609
Total identifiable assets acquired	66,348
Liabilities assumed:
Accounts payable	(5,565)
Other accrued expenses	(4,026)
Unearned revenue	(7,210)
Long-term debt and finance lease obligations	(38)
Deferred tax liabilities	(3,447)
Other liabilities	(331)
Operating lease liabilities	(1,609)
Total liabilities assumed	(22,226)
Separately identifiable net assets acquired	44,122
Goodwill	1,065
Total net assets	$45,187

Pro Forma Information
The Company had the following results from its acquisitions for the periods subsequent to closing:

Business Combination	Time Period	Net Revenue	Net (Loss) Income
Synarc	September 3, 2019 to December 31, 2019	$17,170	Insignificant
Medimix	July 1, 2019 to December 31, 2019	5,996	Insignificant
Optimal	September 1, 2017 to December 31, 2017	3,339	Insignificant